UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2011 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--12.6%
Amazon.com	72,360a	15,646,403
Carnival	235,240	7,127,772
Dick's Sporting Goods	185,610a	6,210,511
Johnson Controls	179,760	4,740,271
Limited Brands	229,370	8,833,039
Macy's	420,240	11,060,717
McDonald's	150,050	13,177,391
Newell Rubbermaid	504,510	5,988,534
Nordstrom	166,150b	7,589,732
Omnicom Group	313,410b	11,546,024
PVH	71,900	4,187,456
Under Armour, Cl. A	61,680a	4,096,169
Viacom, Cl. B	268,080	10,385,419
		110,589,438
Consumer Staples--12.5%
Coca-Cola Enterprises	225,430	5,608,698
ConAgra Foods	507,710	12,296,736
Dr. Pepper Snapple Group	247,750	9,607,745
Energizer Holdings	110,100a	7,315,044
Kraft Foods, Cl. A	521,330	17,506,261
Lorillard	55,752	6,171,746
PepsiCo	298,360	18,468,484
Procter & Gamble	400,610	25,310,540
Whole Foods Market	118,871c	7,763,465
		110,048,719
Energy--10.1%
Anadarko Petroleum	170,900	10,775,245
Apache	88,100	7,069,144
Chevron	238,330	22,050,292
ENSCO, ADR	207,870	8,404,184

Halliburton	259,512	7,920,306
Hess	158,330	8,305,992
National Oilwell Varco	101,180b	5,182,440
Occidental Petroleum	147,900	10,574,850
TransCanada	224,640b	9,095,674
		89,378,127
Exchange Traded Funds--2.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	174,300b	19,722,045
Financial--11.4%
American Express	245,890	11,040,461
Bank of America	795,320	4,867,358
Capital One Financial	208,870b	8,277,518
Chubb	104,990	6,298,350
Citigroup	388,192	9,945,479
Discover Financial Services	223,240	5,121,126
Hartford Financial Services Group	276,720	4,466,261
IntercontinentalExchange	75,930a	8,979,482
JPMorgan Chase & Co.	187,900	5,659,548
Lincoln National	290,100b	4,534,263
Nasdaq OMX Group	388,620a	8,992,667
Wells Fargo & Co.	915,420	22,079,930
		100,262,443
Health Care--12.0%
Baxter International	271,870	15,262,782
CIGNA	194,630	8,162,782
Covidien	322,225	14,210,122
McKesson	101,400	7,371,780
Pfizer	1,162,910	20,560,249
Sanofi, ADR	293,670	9,632,376
St. Jude Medical	209,550	7,583,614
Thermo Fisher Scientific	95,870a	4,854,857
Warner Chilcott, Cl. A	462,190a	6,609,317
Zimmer Holdings	205,200a,b	10,978,200
		105,226,079
Industrial--7.5%
Caterpillar	55,830	4,122,487

Cummins	116,850	9,541,971
Dover	171,480	7,990,968
General Electric	1,305,720	19,899,173
Owens Corning	150,100a	3,254,168
Stanley Black & Decker	138,620	6,806,242
Tyco International	351,575	14,326,681
		65,941,690
Information Technology--22.6%
Apple	114,076a	43,483,490
Atmel	987,410a	7,968,399
Automatic Data Processing	202,720	9,558,248
BMC Software	214,850a	8,284,616
Corning	374,980	4,634,753
Cree	282,180a,b	7,331,036
Dell	598,730a	8,472,029
F5 Networks	102,650a	7,293,282
Google, Cl. A	16,523a	8,499,101
Informatica	197,910a	8,104,414
International Business Machines	126,990	22,227,060
NetApp	275,400a	9,347,076
Oracle	611,078	17,562,382
QUALCOMM	347,200	16,884,336
Salesforce.com	88,620a,b	10,127,494
SanDisk	227,330a	9,172,766
		198,950,482
Materials--.5%
CF Industries Holdings	36,370c	4,487,694
Telecommunication Services--3.8%
AT&T	867,430	24,739,104
Verizon Communications	232,330	8,549,744
		33,288,848
Utilities--4.5%
NextEra Energy	391,690	21,159,094
PPL	638,130	18,212,230
		39,371,324
Total Common Stocks
(cost $876,820,819)		877,266,889

Limited Partnership Interests--.1%		Value ($)
Consumer Discretionary--.1%
SK Equity Fund, LP a,e		400,000
Health Care--.0%
Galen Partners II, LP a,e		60,204
Total Limited Partnership Interests
(cost $1,370,580)		460,204

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,320,000)	13,320,000 [d]	13,320,000
Investment of Cash Collateral for
Securities Loaned--5.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $45,096,905)	45,096,905 [d]	45,096,905
Total Investments (cost $936,608,304)	106.4%	936,143,998
Liabilities, Less Cash and Receivables	(6.4%)	(56,421,930)
Net Assets	100.0%	879,722,068

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $42,766,537 and the value of the collateral held by the fund was $45,096,905.
c Held by a broker as collateral for open options written.
d Investment in affiliated money market mutual fund.
e Securities restricted as to public resale. Investment in restricted securities with aggregate value of $460,204 representing .06% of net assets (see below).

	Acquisition		Net
Issuer	Date	Cost ($)	Assets (%)	Valuation ($)+
Galen Partners II, LP	5/1/96-1/3/97	442,353.01		60,204

SK Equity Fund, LP	3/8/95-9/18/96	928,227.05	400,000
460,204

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $936,608,304. Net unrealized depreciation on investments was $99,645 of which $97,036,083 related to appreciated investment securities and $97,135,728 related to depreciated investment securities.

Portfolio Summary (Unaudited) † †	Value (%)
Information Technology	22.6
Consumer Discretionary	12.7
Consumer Staples	12.5
Health Care	12.0
Financial	11.4
Energy	10.1
Industrial	7.5
Money Market Investments	6.6
Utilities	4.5
Telecommunication Services	3.8
Exchange Traded Funds	2.2
Materials	.5
106.4

† † Based on net assets.

STATEMENT OF OPTIONS WRITTEN
September 30, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
CF Industries Holdings,
November 2011 @ $175	180	a	(16,200)
Whole Foods Market,
November 2011 @ $75	1,188	a	(243,540)
(premiums received $624,401)			(259,740)

a - Non-income producing security.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	830,412,610	-	-	830,412,610
Equity Securities - Foreign+	27,132,234	-	-	27,132,234
Limited Partnership Interests+	-	-	460,204	460,204
Mutual Funds/Exchange Traded Funds	78,138,950	-	-	78,138,950
Liabilities ($)
Other Financial Instruments:
Options Written	(259,740)	-	-	(259,740)
+ See Statement of Investments for additional detailed categorizations.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Limited
Partnership Interests
($)
Balance as of 12/31/2010	160,204
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	300,000
Net purchases (sales)	-
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9/30/2011	460,204
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 9/30/2011	300,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)